Deferred royalty obligation (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Aug. 25, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Royalty Purchase Agreement			$ 325,000,000
Proceeds From Royalty Purchase Agreement, Gross		$ 225,000,000
Royalty Obligation, Transaction Costs		6,998,000
Royalty Obligation, Interest	$ 6,142,000	6,752,000
Royalty Purchase Additional Proceeds Eligibility		100,000,000
Deferred Royalty Obligation	$ 212,140,000	225,477,000		$ 0
Royalty Purchase Agreement, Effective Interest Rate	10.00%
Royalty Obligation, Payments	$ 1,191,000	213,000
Royalty Obligation, Financial Expense Cumulative Catch-Up Adjustment	$ 18,288,000	$ 936,000